Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	BRAVO 2026-NQM5 1000978	Closed	2025-12-17 07:31	2025-12-17 08:17	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)	Resolved-Resolved - Due Diligence Vendor-12/17/2025
Open- - Due Diligence Vendor-12/17/2025
Open- - Due Diligence Vendor-12/17/2025
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXXX). The Last
CD shows a total lender credit amount of ($100.00). The following fees "lender credits" have decreased below their baseline amounts
(Inspection Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR
1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - Due Diligence Vendor-12/17/2025
														Open- - Due Diligence Vendor-12/17/2025		Resolved-Resolved - Due Diligence Vendor-12/17/2025				XXXX	Primary Residence	Refinance	Cash Out - Other	6660303	N/A	N/A
XXXX	BRAVO 2026-NQM5 1000978	Closed	2025-12-12 08:18	2025-12-17 08:15	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Fees: Limited	Resolved- - Due Diligence Vendor-12/17/2025
Ready for Review-The title fees previously in section C were moved to section B, Services you did not shop for at CD since the borrower used the lenders affiliated title company. This should not cause a tolerance violation
 - Seller-12/17/2025
Resolved- - Due Diligence Vendor-12/17/2025
Resolved- - Due Diligence Vendor-12/17/2025
Open- - Due Diligence Vendor-12/17/2025
Ready for Review-The title fees previously in section C were moved to section B, Services you did not shop for at CD since the borrower used the lenders affiliated title company.  This should not cause a tolerance violation  - Seller-12/15/2025
Open- - Due Diligence Vendor-12/15/2025
Open- - Due Diligence Vendor-12/12/2025
Open-The total amount of the 10% category fees ($XXXX) has increased by more than 10% over the current baseline value of ($XXXX). The total amount of fees in the 10% category cannot exceed ($XXXX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Lender’s Title Policy). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees $XXXX has increased by more than 10% over the current baseline value of $XXXX. The total amount of fees in the 10% category cannot exceed $XXXX. The following fee(s) have either increased from their baseline disclosure or have been recently added: (Lender’s Title Policy). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fees - Due Diligence Vendor-12/12/2025
Open- - Due Diligence Vendor-12/12/2025
Open- - Due Diligence Vendor-12/12/2025
														Open- - Due Diligence Vendor-12/12/2025	Ready for Review-The title fees previously in section C were moved to section B, Services you did not shop for at CD since the borrower used the lenders affiliated title company. This should not cause a tolerance violation - Seller-12/17/2025 Ready for Review-The title fees previously in section C were moved to section B, Services you did not shop for at CD since the borrower used the lenders affiliated title company. This should not cause a tolerance violation - Seller-12/15/2025	Resolved- - Due Diligence Vendor-12/17/2025				XXXX	Primary Residence	Refinance	Cash Out - Other	6601370	N/A	N/A
XXXX	BRAVO 2026-NQM5 1000978	Closed	2025-12-12 08:18	2025-12-17 07:56	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Fees: Limited	Resolved- - Due Diligence Vendor-12/17/2025
Resolved- - Due Diligence Vendor-12/17/2025
Ready for Review-The title fees previously in section C were moved to section B, Services borrower did not shop for at CD since the borrower used the lenders affiliated title company. This should not cause a tolerance violation.
 - Seller-12/17/2025
Open- - Due Diligence Vendor-12/17/2025
Ready for Review-The title fees previously in section C were moved to section B, Services you did not shop for at CD since the borrower used the lenders affiliated title company.  This should not cause a tolerance violation  - Buyer-12/15/2025
Open- - Due Diligence Vendor-12/15/2025
Open- - Due Diligence Vendor-12/12/2025
Open-The total amount of the 10% category fees on the last Closing Disclosure ($XXXX) has increased by more than 10% over the current baseline value of ($XXXX). The total amount of fees in the 10% category cannot exceed XXXX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Lender’s Title Policy). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees on the last Closing Disclosure $XXXX has increased by more than 10% over the current baseline value of ($XXXX). The total amount of fees in the 10% category cannot exceed ($XXXX). The following fee(s) have either increased from their baseline disclosure or have been recently added: Lender’s Title Policy. Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fees. - Due Diligence Vendor-12/12/2025
Open- - Due Diligence Vendor-12/12/2025
Open- - Due Diligence Vendor-12/12/2025
														Open- - Due Diligence Vendor-12/12/2025	Ready for Review-The title fees previously in section C were moved to section B, Services borrower did not shop for at CD since the borrower used the lenders affiliated title company. This should not cause a tolerance violation. - Seller-12/17/2025	Resolved- - Due Diligence Vendor-12/17/2025				XXXX	Primary Residence	Refinance	Cash Out - Other	6601368	N/A	N/A
XXXX	BRAVO 2026-NQM5 1000978			Closed	2025-12-15 10:31	2025-12-17 07:04	Waived	2 - Non-Material	D	B	Property	Missing Doc	Appraisal 2 missing	Waived- - Due Diligence Vendor-12/17/2025 Ready for Review-Document Uploaded. Please see attached - Seller-12/15/2025 Open-loan greater than 1.5, 2nd full appraisal not in file - Due Diligence Vendor-12/15/2025	Ready for Review-Document Uploaded. Please see attached - Seller-12/15/2025		XXXX		DTI is 50%. Maximum allowed per guidelines is 25.9%. LTV is 70%. Maximum allowed per guidelines is 56.31%. Borrower(s) have 12 months Reserves. Minimum required per guidelines is 18.73 months. Residual Income is $51942.55. Minimum Residual Income required per guidelines is $10000.	XXXX	Primary Residence	Refinance	Cash Out - Other	6627077	Originator Post-Close	Yes
XXXX	BRAVO 2026-NQM5 1000978			Closed	2025-12-12 05:34	2025-12-16 01:31	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Updated Title Commitment uploaded, Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s), Verified & entered in system - Resolved - Due Diligence Vendor-12/16/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-12/16/2025 Ready for Review-Document Uploaded. Please see attached - Buyer-12/15/2025 Ready for Review-Please ask XXXX re this condition - Buyer-12/15/2025 Open-Title Coverage Amount of $XXXX is Less than Loan Amount $XXXX - Due Diligence Vendor-12/12/2025		Resolved-Updated Title Commitment uploaded, Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s), Verified & entered in system - Resolved - Due Diligence Vendor-12/16/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-12/16/2025	XXXX			XXXX	Primary Residence	Refinance	Cash Out - Other	6598702	N/A	N/A
XXXX	BRAVO 2026-NQM5 1000979	Closed	2025-12-18 02:55	2025-12-20 08:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Received updated 1003, 1008 income worksheet. Updated employment page, business approval, and 1003 page. DTI and income is in line. - Due Diligence Vendor-12/20/2025
Ready for Review-Document Uploaded. Please see attached - Buyer-12/20/2025
Counter-Need the final 1003 updated showing the correct income for co borrower income for 1c as well.  DTI is now in line with the updated income docs. - Due Diligence Vendor-12/20/2025
Ready for Review-Document Uploaded. Please see attached - Buyer-12/19/2025
														Open-Bank Statement Summary Lender Worksheet / Income Calculator is Missing for one or more borrowers. The Lender Worksheet for Employment "XXXX" on page #681 reflects incorrect deposits which has not been considered from XXXX. whereas lender income worksheet and Final 1003 reflects qualifying income as $XXXX considering incorrect deposits. Provide corrected Lender income calculation worksheet. As it is showing where wrong account was being used to calculate the income, Need updated worksheet and 1003 and 1008 if the income is changed - Due Diligence Vendor-12/19/2025		Resolved-Received updated 1003, 1008 income worksheet. Updated employment page, business approval, and 1003 page. DTI and income is in line. - Due Diligence Vendor-12/20/2025	XXXX			XXXX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	6678854	N/A	N/A